Related Party Transactions	3 Months Ended
Jul. 31, 2025
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
11.
RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. Key management consists of Dr. Jennifer Bath, President and CEO; Joseph Scheffler, Interim CFO; Kristin Taylor, former CFO; Dr. Ilse Roodink, Chief Scientific Officer. During the three months ended July 31, 2025, and 2024, the compensation for key management is as follows:

(in thousands)	2025 $	2024 $
Salaries and other short-term benefits	2,109	505
Severance (included in salaries)	—	—
Share-based payments	36	108
Director compensation (included in salaries)	54	84
	2,199	697

At July 31, 2025, included in accounts payable and accrued liabilities is nil (April 30, 2024 - $1.2 million) due to related parties. The amounts payable are non-interest bearing and unsecured.

These transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties, unless otherwise noted.